Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding aggregate principal amount			$ 2,748,558	$ 2,794,108
Term loan facility USD [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 1,011,335	1,011,335
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1]	USD LIBOR + 2.75%
Facility maturity date		--06-28
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 710,000	785,789
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1]	EURIBOR + 3.00%
Facility maturity date		--06-28
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 435,000	481,434
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[1]	3.00%
Facility maturity date		--06-29
Secured Loan Notes U S D | Facility maturity date June 29
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 400,000	400,000
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[1]	4.00%
Facility maturity date		--06-29
New Revolving Credit Facility | Facility maturity date December 27
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 20,000	20,000
New Revolving Credit Facility | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[1]	EURIBOR + 2.25% (0% floor)
Facility maturity date		--12-27
Line of Credit [Member] | Facility maturity date May 23
Debt Instrument [Line Items]
Outstanding aggregate principal amount		€ 50,000	$ 50,000
Line of Credit [Member] | USD | Facility maturity date May 23
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	Prime (2) (3.25) - 0.25%
Facility maturity date		--05-23

[1]	For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
[2]	The Prime Rate is defined as the rate of interest per annum most recently published in The Wall Street Journal (or any successor publication if The Wall Street Journal is no longer published) in the “Money Rates” Section (or such successor section) as the “Prime Rate.”